Commitments and Contingencies (Lease Commitments) (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Rental expense		$ 109	$ 113	$ 104
Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Loss Contingencies [Line Items]
Requested cash draws from lessor to fund project costs		281
Required percentage payment of funded amount under certain events of default	89.90%
Required percentage payment for specific full recourse events	100.00%
Lease term	5 years
Extension term of lease	5 years
Required percentage payment to lessor for difference between project costs and sales proceeds	87.00%
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Rental expense		63	57	52
Dominion Gas Holdings, LLC
Loss Contingencies [Line Items]
Rental expense		$ 16	$ 27	$ 32
Lessor | Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Loss Contingencies [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365